RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 303,076,129
Financial assets at end of period	343,332,362	$ 303,076,129
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	206,447,165
Financial assets at end of period	231,573,437	206,447,165
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	14,996,337
Financial assets at end of period	19,027,205	14,996,337
Trade receivables [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	15,339,394
Financial assets at end of period	19,410,007	15,339,394
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	258,433,837
Financial assets at end of period	290,172,863	258,433,837
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	195,541,994
Financial assets at end of period	220,297,825	195,541,994
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	206,447,165	182,128,114	$ 176,881,841
On business combination		13,109,218
New financial assets originated or purchased	162,993,860	131,945,993	126,566,559
Financial assets that have been derecognized/paid	(147,207,800)	(119,180,411)	(117,514,408)
Net remeasurement of amortized cost and other receivables	32,206	118,650	17,169
Write-offs / Charge-offs of the year	(4,935,526)	(3,996,982)	(4,716,947)
FX and other movements	14,243,532	2,322,583	893,900
Financial assets at end of period	231,573,437	206,447,165	182,128,114
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	110,399,359
Financial assets at end of period	119,389,106	110,399,359
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	115,680,616
Financial assets at end of period	125,246,237	115,680,616
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	105,706,532
Financial assets at end of period	116,173,059	105,706,532
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	110,986,938	98,936,699	94,773,789
On business combination		6,965,032
New financial assets originated or purchased	89,206,522	78,721,724	73,989,211
Financial assets that have been derecognized/paid	(84,926,230)	(73,177,114)	(68,512,966)
Net remeasurement of amortized cost and other receivables	247,800	51,087	12,276
Write-offs / Charge-offs of the year	(1,284,053)	(1,477,682)	(1,825,237)
FX and other movements	7,796,827	967,192	499,626
Financial assets at end of period	122,027,804	110,986,938	98,936,699
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,692,827
Financial assets at end of period	3,216,047	4,692,827
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,693,678	2,718,961	7,635,188
On business combination		472,785
New financial assets originated or purchased	2,431,734	2,589,813	355,997
Financial assets that have been derecognized/paid	(4,355,396)	(1,615,206)	(5,234,204)
Net remeasurement of amortized cost and other receivables	16,392	(918)	(2,899)
Write-offs / Charge-offs of the year			(79,167)
FX and other movements	432,025	528,243	44,046
Financial assets at end of period	3,218,433	4,693,678	2,718,961
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	60,896,486
Financial assets at end of period	72,308,141	60,896,486
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	65,835,457	59,840,451	55,455,064
On business combination		3,064,867
New financial assets originated or purchased	64,645,527	46,119,361	47,344,799
Financial assets that have been derecognized/paid	(53,495,172)	(41,480,876)	(40,503,193)
Net remeasurement of amortized cost and other receivables	(279,955)	44,738	6,539
Write-offs / Charge-offs of the year	(3,541,235)	(2,382,852)	(2,680,993)
FX and other movements	3,724,523	629,768	218,235
Financial assets at end of period	76,889,145	65,835,457	59,840,451
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	23,997,867
Financial assets at end of period	28,387,909	23,997,867
Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	24,558,771	20,221,683	18,592,103
On business combination		2,606,534
New financial assets originated or purchased	6,522,336	4,285,051	4,525,689
Financial assets that have been derecognized/paid	(4,212,022)	(2,690,870)	(2,951,553)
Net remeasurement of amortized cost and other receivables	21,404	23,748	1,253
Write-offs / Charge-offs of the year	(60,330)	(84,755)	(77,802)
FX and other movements	2,290,157	197,380	131,993
Financial assets at end of period	29,120,316	24,558,771	20,221,683
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	248,282
Financial assets at end of period	212,669	248,282
Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	372,321	410,320	425,697
New financial assets originated or purchased	187,741	230,044	350,863
Financial assets that have been derecognized/paid	(218,980)	(216,345)	(312,492)
Net remeasurement of amortized cost and other receivables	26,565	(5)
Write-offs / Charge-offs of the year	(49,908)	(51,693)	(53,748)
Financial assets at end of period	317,739	372,321	410,320
Financial assets at amortised cost, category [member] | Trade receivables [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	12,381,009
Financial assets at end of period	16,181,527	12,381,009
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,848,940
Financial assets at end of period	4,502,442	3,848,940
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	28,966,356
Financial assets at end of period	37,493,866	28,966,356
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	39,334,862
Financial assets at end of period	48,010,223	39,334,862
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	167,489,648	164,206,688	158,886,792
Transfer from stage 1 to stage 2	(17,334,957)	(23,112,703)	(11,790,121)
Transfer from stage 1 to stage 3	(1,543,825)	(1,574,736)	(1,632,972)
Transfer from stage 2 to stage 1	10,061,944	5,844,035	6,281,477
Transfer from stage 3 to stage 1	530,336	296,597	582,523
On business combination		12,198,534
New financial assets originated or purchased	155,677,465	118,071,909	122,422,192
Financial assets that have been derecognized/paid	(133,804,657)	(110,680,835)	(111,126,183)
Net remeasurement of amortized cost and other receivables	(2,239,801)	63,866	7,920
Write-offs / Charge-offs of the year	(71,864)	(6,369)	(38,750)
FX and other movements	12,054,832	2,182,662	613,810
Financial assets at end of period	190,819,121	167,489,648	164,206,688
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	92,626,136	89,337,399	85,335,262
Transfer from stage 1 to stage 2	(8,066,876)	(6,731,542)	(3,399,434)
Transfer from stage 1 to stage 3	(1,110,290)	(916,057)	(1,215,930)
Transfer from stage 2 to stage 1	3,656,278	1,322,740	1,094,712
Transfer from stage 3 to stage 1	252,465	87,300	251,317
On business combination		6,451,352
New financial assets originated or purchased	85,350,477	71,146,401	71,920,832
Financial assets that have been derecognized/paid	(78,035,899)	(69,056,875)	(65,044,533)
Net remeasurement of amortized cost and other receivables	(925,586)	25,034	7,603
Write-offs / Charge-offs of the year	(4,427)	(1,686)	(2,374)
FX and other movements	7,116,102	962,070	389,944
Financial assets at end of period	100,858,380	92,626,136	89,337,399
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,693,539	2,717,983	7,554,928
On business combination		472,785
New financial assets originated or purchased	2,431,734	2,589,813	1,033,597
Financial assets that have been derecognized/paid	(4,355,396)	(1,614,229)	(5,911,804)
Net remeasurement of amortized cost and other receivables	16,531	(1,056)	(2,783)
Write-offs / Charge-offs of the year			(1)
FX and other movements	432,025	528,243	44,046
Financial assets at end of period	3,218,433	4,693,539	2,717,983
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	51,453,521	53,555,487	48,863,858
Transfer from stage 1 to stage 2	(7,393,087)	(11,366,208)	(6,703,975)
Transfer from stage 1 to stage 3	(369,425)	(566,670)	(379,049)
Transfer from stage 2 to stage 1	4,655,119	3,314,200	3,978,012
Transfer from stage 3 to stage 1	178,614	125,565	223,248
On business combination		2,861,841
New financial assets originated or purchased	61,470,863	40,576,605	44,760,635
Financial assets that have been derecognized/paid	(47,804,215)	(37,552,539)	(37,229,958)
Net remeasurement of amortized cost and other receivables	(1,219,014)	21,838	2,873
Write-offs / Charge-offs of the year	(65,031)	(4,153)	(35,743)
FX and other movements	2,904,395	487,555	75,586
Financial assets at end of period	63,811,740	51,453,521	53,555,487
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,537,882	18,265,897	16,788,022
Transfer from stage 1 to stage 2	(1,825,942)	(4,873,758)	(1,626,383)
Transfer from stage 1 to stage 3	(57,038)	(78,406)	(22,295)
Transfer from stage 2 to stage 1	1,712,458	1,192,732	1,195,200
Transfer from stage 3 to stage 1	97,148	82,870	106,163
On business combination		2,412,556
New financial assets originated or purchased	6,241,199	3,613,740	4,402,822
Financial assets that have been derecognized/paid	(3,450,677)	(2,300,117)	(2,681,584)
Net remeasurement of amortized cost and other receivables	(112,195)	18,054	227
Write-offs / Charge-offs of the year	(1,996)	(480)	(509)
FX and other movements	1,602,310	204,794	104,234
Financial assets at end of period	22,743,149	18,537,882	18,265,897
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	178,570	329,922	344,722
Transfer from stage 1 to stage 2	(49,052)	(141,195)	(60,329)
Transfer from stage 1 to stage 3	(7,072)	(13,603)	(15,698)
Transfer from stage 2 to stage 1	38,089	14,363	13,553
Transfer from stage 3 to stage 1	2,109	862	1,795
New financial assets originated or purchased	183,192	145,350	304,306
Financial assets that have been derecognized/paid	(158,470)	(157,075)	(258,304)
Net remeasurement of amortized cost and other receivables	463	(4)
Write-offs / Charge-offs of the year	(410)	(50)	(123)
Financial assets at end of period	187,419	178,570	329,922
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	26,588,199	8,056,807	7,721,137
Transfer from stage 1 to stage 2	17,334,957	23,112,703	11,790,121
Transfer from stage 2 to stage 3	(7,053,993)	(4,284,347)	(4,150,773)
Transfer from stage 2 to stage 1	(10,061,944)	(5,844,035)	(6,281,477)
Transfer from stage 3 to stage 2	1,610,080	686,395	743,373
On business combination		390,932
New financial assets originated or purchased	5,277,942	8,580,252	1,039,653
Financial assets that have been derecognized/paid	(8,410,092)	(4,172,476)	(2,838,645)
Net remeasurement of amortized cost and other receivables	2,113	27,377	(534)
Write-offs / Charge-offs of the year	(198,682)	(11,953)	(44,961)
FX and other movements	1,809,993	46,544	78,913
Financial assets at end of period	26,898,573	26,588,199	8,056,807
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,843,700	2,767,147	1,931,245
Transfer from stage 1 to stage 2	8,066,876	6,731,542	3,399,434
Transfer from stage 2 to stage 3	(2,298,275)	(1,498,250)	(976,090)
Transfer from stage 2 to stage 1	(3,656,278)	(1,322,740)	(1,094,712)
Transfer from stage 3 to stage 2	558,021	144,864	165,806
On business combination		92,410
New financial assets originated or purchased	2,945,805	4,795,773	568,237
Financial assets that have been derecognized/paid	(4,095,600)	(1,841,383)	(1,244,422)
Net remeasurement of amortized cost and other receivables	(55,189)	13,721	(23)
Write-offs / Charge-offs of the year	(4,913)	(2,746)	(937)
FX and other movements	443,828	(36,638)	18,609
Financial assets at end of period	11,747,975	9,843,700	2,767,147
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		2	728
New financial assets originated or purchased			677,600
Financial assets that have been derecognized/paid		(2)	(677,600)
Net remeasurement of amortized cost and other receivables			(726)
Financial assets at end of period			2
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,382,726	3,907,448	4,377,133
Transfer from stage 1 to stage 2	7,393,087	11,366,208	6,703,975
Transfer from stage 2 to stage 3	(4,014,618)	(2,317,098)	(2,673,304)
Transfer from stage 2 to stage 1	(4,655,119)	(3,314,200)	(3,978,012)
Transfer from stage 3 to stage 2	855,852	433,559	473,269
On business combination		154,993
New financial assets originated or purchased	2,073,804	3,160,656	1,068,595
Financial assets that have been derecognized/paid	(3,777,472)	(2,109,543)	(2,063,400)
Net remeasurement of amortized cost and other receivables	8,654	10,389	(144)
Write-offs / Charge-offs of the year	(183,875)	(8,793)	(43,805)
FX and other movements	745,687	99,107	43,141
Financial assets at end of period	9,828,726	11,382,726	3,907,448
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,217,872	1,357,409	1,386,657
Transfer from stage 1 to stage 2	1,825,942	4,873,758	1,626,383
Transfer from stage 2 to stage 3	(653,342)	(452,576)	(454,152)
Transfer from stage 2 to stage 1	(1,712,458)	(1,192,732)	(1,195,200)
Transfer from stage 3 to stage 2	186,783	105,422	99,768
On business combination		143,529
New financial assets originated or purchased	258,285	600,116	77,453
Financial assets that have been derecognized/paid	(501,378)	(204,162)	(200,886)
Net remeasurement of amortized cost and other receivables	43,422	3,267	359
Write-offs / Charge-offs of the year	(7,094)	(234)	(136)
FX and other movements	620,478	(15,925)	17,163
Financial assets at end of period	5,278,510	5,217,872	1,357,409
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	143,901	24,801	25,374
Transfer from stage 1 to stage 2	49,052	141,195	60,329
Transfer from stage 2 to stage 3	(87,758)	(16,423)	(47,227)
Transfer from stage 2 to stage 1	(38,089)	(14,363)	(13,553)
Transfer from stage 3 to stage 2	9,424	2,550	4,530
New financial assets originated or purchased	48	23,707	2,968
Financial assets that have been derecognized/paid	(35,642)	(17,386)	(7,537)
Net remeasurement of amortized cost and other receivables	5,226
Write-offs / Charge-offs of the year	(2,800)	(180)	(83)
Financial assets at end of period	43,362	143,901	24,801
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	12,369,318	9,864,619	10,273,912
Transfer from stage 1 to stage 3	1,543,825	1,574,736	1,632,972
Transfer from stage 2 to stage 3	7,053,993	4,284,347	4,150,773
Transfer from stage 3 to stage 2	(1,610,080)	(686,395)	(743,373)
Transfer from stage 3 to stage 1	(530,336)	(296,597)	(582,523)
On business combination		519,752
New financial assets originated or purchased	2,038,453	5,293,832	3,104,714
Financial assets that have been derecognized/paid	(4,993,051)	(4,327,100)	(3,549,580)
Net remeasurement of amortized cost and other receivables	2,269,894	27,407	9,783
Write-offs / Charge-offs of the year	(4,664,980)	(3,978,660)	(4,633,236)
FX and other movements	378,707	93,377	201,177
Financial assets at end of period	13,855,743	12,369,318	9,864,619
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	8,517,102	6,832,153	7,507,282
Transfer from stage 1 to stage 3	1,110,290	916,057	1,215,930
Transfer from stage 2 to stage 3	2,298,275	1,498,250	976,090
Transfer from stage 3 to stage 2	(558,021)	(144,864)	(165,806)
Transfer from stage 3 to stage 1	(252,465)	(87,300)	(251,317)
On business combination		421,270
New financial assets originated or purchased	910,240	2,779,550	1,500,142
Financial assets that have been derecognized/paid	(2,794,731)	(2,278,856)	(2,224,011)
Net remeasurement of amortized cost and other receivables	1,228,575	12,332	4,696
Write-offs / Charge-offs of the year	(1,274,713)	(1,473,250)	(1,821,926)
FX and other movements	236,897	41,760	91,073
Financial assets at end of period	9,421,449	8,517,102	6,832,153
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	139	976	79,532
Financial assets that have been derecognized/paid		(975)
Net remeasurement of amortized cost and other receivables	(139)	138	610
Write-offs / Charge-offs of the year			(79,166)
Financial assets at end of period		139	976
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,999,210	2,377,516	2,214,073
Transfer from stage 1 to stage 3	369,425	566,670	379,049
Transfer from stage 2 to stage 3	4,014,618	2,317,098	2,673,304
Transfer from stage 3 to stage 2	(855,852)	(433,559)	(473,269)
Transfer from stage 3 to stage 1	(178,614)	(125,565)	(223,248)
On business combination		48,033
New financial assets originated or purchased	1,100,860	2,382,100	1,515,569
Financial assets that have been derecognized/paid	(1,913,485)	(1,818,794)	(1,209,835)
Net remeasurement of amortized cost and other receivables	930,405	12,511	3,810
Write-offs / Charge-offs of the year	(3,292,329)	(2,369,906)	(2,601,445)
FX and other movements	74,441	43,106	99,508
Financial assets at end of period	3,248,679	2,999,210	2,377,516
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	803,017	598,377	417,424
Transfer from stage 1 to stage 3	57,038	78,406	22,295
Transfer from stage 2 to stage 3	653,342	452,576	454,152
Transfer from stage 3 to stage 2	(186,783)	(105,422)	(99,768)
Transfer from stage 3 to stage 1	(97,148)	(82,870)	(106,163)
On business combination		50,449
New financial assets originated or purchased	22,852	71,195	45,414
Financial assets that have been derecognized/paid	(259,967)	(186,591)	(69,083)
Net remeasurement of amortized cost and other receivables	90,177	2,427	667
Write-offs / Charge-offs of the year	(51,240)	(84,041)	(77,157)
FX and other movements	67,369	8,511	10,596
Financial assets at end of period	1,098,657	803,017	598,377
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	49,850	55,597	55,601
Transfer from stage 1 to stage 3	7,072	13,603	15,698
Transfer from stage 2 to stage 3	87,758	16,423	47,227
Transfer from stage 3 to stage 2	(9,424)	(2,550)	(4,530)
Transfer from stage 3 to stage 1	(2,109)	(862)	(1,795)
New financial assets originated or purchased	4,501	60,987	43,589
Financial assets that have been derecognized/paid	(24,868)	(41,884)	(46,651)
Net remeasurement of amortized cost and other receivables	20,876	(1)
Write-offs / Charge-offs of the year	(46,698)	(51,463)	(53,542)
Financial assets at end of period	$ 86,958	$ 49,850	$ 55,597